UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, August 11, 2005

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name

Capital Management Associates FORM 13F 30-Jun-05
Voting Authority Value Shares/Sh/PutInvstmOther Name of Issuer Title of cCUSIP (x$1000Prn AmtPrnCalDscretManagers Sole SharedNone ACTIVISION INC. COM 004930202 1322 80000SH Sole 80000
ADVANCED MICRO DEVICES COM 007903107 1247 71900SH Sole 71900 AFFILIATED COMPUTER SVCS-A COM 008190100 1219 23850SH Sole 23850 AFFYMETRIX INC. COM 00826t108 1391 25800SH Sole 25800
AMPHENOL CORP. COM 032095101 1386 34500SH Sole 34500
APACHE CORP. COM 037411105 2694 41699SH Sole 41699
AQUA AMERICA INC COM 03836W103 2729 91758SH Sole 91758
CAMECO CORP. COM 13321l108 1293 28900SH Sole 28900
CNF INC COM 12612w104 1717 38250SH Sole 38250
COMMERCE BANCORP INC/NJ COM 200519106 1231 40600SH Sole 40600 CONAGRA INC COM 205887102 1332 57500SH Sole 57500
CONSTELLATION BRANDS INC-A COM 21036p108 1920 65100SH Sole 65100 COOPER CAMERON CORP COM 216640102 813 13100SH Sole 13100
DENTSPLY INTERNATIONAL INC COM 249030107 1574 29150SH Sole 29150 DIEBOLD INC. COM 253651103 1266 28060SH Sole 28060
EDISON INTERNATIONAL COM 281020107 1314 32400SH Sole 32400
ENERGEN CORP COM 29265n108 1269 36200SH Sole 36200
FLEXTRONICS INTL LTD COM Y2573F102 1127 85300SH Sole 85300
FTI CONSULTING INC COM 302941109 1509 72200SH Sole 72200
GARMIN LTD COM g37260109 1197 28000SH Sole 28000
IVAX CORP COM 465823102 1970 91625SH Sole 91625
L-3 COMMUNICATIONS HLDGS INC. COM 502424104 1470 19200SH Sole 19200 LINCOLN NATIONAL CORP COM 534187109 1555 33150SH Sole 33150 MEDIMMUNE INC. COM 584699102 1296 48500SH Sole 48500
NABORS INDUSTRIES LTD. COM G6359F103 1103 18200SH Sole 18200 PENTAIR INC COM 709631105 1498 35000SH Sole 35000
PERKINELMER INC. COM 714046109 1314 69550SH Sole 69550
QUEST DIAGNOSTICS INC COM 74834L100 1489 27950SH Sole 27950 REPUBLIC SERVICES INC COM 760759100 1012 28100SH Sole 28100
SCANA CORP COM 80589m102 1864 43650SH Sole 43650
STERICYCLE INC. COM 858912108 1384 27500SH Sole 27500
STERIS CORP COM 859152100 868 33700SH Sole 33700
TIDEWATER INC. COM 886423102 1227 32200SH Sole 32200
TRACTOR SUPPLY CO COM COM 892356106 1267 25800SH Sole 25800
WEBMD CORP COM 94769m105 2934 285675SH Sole 285675
WEYERHAEUSER CO. COM 962166104 1244 19550SH Sole 19550